Stockholders’ Equity and Regulatory Capital - Schedule of Company’s and Banks’ Regulatory Capital (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Kentucky First Federal Bancorp [Member]
Schedule of Company’s and Banks’ Regulatory Capital [Line Items]
Actual Amount	$ 48,514	$ 48,333
Actual Ratio	0.129	0.133
For Capital Adequacy Purposes Amount	$ 33,935	$ 32,667
For Capital Adequacy Purposes Ratio	0.09	0.09
First Federal Savings and Loan Association of Hazard [Member]
Schedule of Company’s and Banks’ Regulatory Capital [Line Items]
Actual Amount	$ 17,921	$ 18,191
Actual Ratio	0.207	0.204
For Capital Adequacy Purposes Amount	$ 7,775	$ 8,009
For Capital Adequacy Purposes Ratio	0.09	0.09
First Federal Savings Bank of Kentucky [Member]
Schedule of Company’s and Banks’ Regulatory Capital [Line Items]
Actual Amount	$ 29,399	$ 29,063
Actual Ratio	0.10	0.102
For Capital Adequacy Purposes Amount	$ 26,545	$ 25,629
For Capital Adequacy Purposes Ratio	0.09	0.09